Finance costs and finance income	12 Months Ended
Dec. 31, 2022
Finance costs and finance income
Finance costs and finance income

29.   Finance costs and finance income

(a)	This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	3,521	338	1,074
Interests on third party loans	449	203	355
Interest on loans to related parties, note 32(a)	94	89	114
Interest from financial instruments	74	114	—
Interest on tax claims	—	75	352
Other finance revenues	565	303	155
	4,703	1,122	2,050
Reversal of the amortized cost of the syndicated loan, note 16(g)	8,855	—	—
Unrealized change of the fair value related to contingent consideration liability (b)	813	4,382	—
Accrual of other account receivable	72	448	—
Financial obligations amortized costs, note 16(g)	—	—	361
Total finance revenues	14,443	5,952	2,411

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest related to senior notes, note 16	31,771	13,343	—
Interest on borrowings and loans, note 16	10,865	17,166	23,178
Settlement of hedging financial instruments, note 34(c)	818	1,547	146
Tax on financial transactions	189	193	107
Interest on loans	26	43	55
Commissions for bond letters issued to SUNAT	—	12,124	—
Interest on commercial obligations	—	—	626
Other finance costs	—	—	37
	43,669	44,416	24,149
Accretion expense for mine closure and exploration projects, note 15(b)	5,070	5,598	6,672
Accrual of debt issuance costs, note 16(g)	2,820	885	976
Accrual of costs for bond issuance, note 16(g)	1,963	717	—
Amortized cost of financial obligations, note 16(g)	515	8,837	—
Accretion expense for leases related to rights in use, note 16(g)	99	176	180
Unrealized change of the fair value related to contingent consideration liability (b)	—	—	5,690
Other finance costs	—	—	155
	54,136	60,629	37,822

(b)	Contingent consideration -

On August 18, 2014, Buenaventura acquired from Minera Gold Fields Peru S.A. (Gold Fields) 51% of the voting shares of Canteras del Hallazgo S.A.C., which represent the whole interest of Gold Fields in the equity of such entity.

Through the merger with Canteras del Hallazgo S.A.C, the Group is the owner of the Chucapaca project, which is located in the Ichuña district, in the General Sanchez Cerro province, in the Moquegua department, Peru. According to previously performed studies, there is evidence of the existence of gold, silver, copper and antimony in the area, specifically in the Canahuire deposit.

The purchase and sale agreement considered a contingent consideration of US$23,026,000, which corresponds to the present value of the future royalty payments equivalent to 1.5% over the future sales of the minerals arising from the mining properties acquired. The fair value of the future royalty payments was determined using the income approach.

Significant increase (decrease) in the future sales of mineral would result in higher (lower) fair value of the contingent consideration liability, while significant increase (decrease) in the discount rate would result in lower (higher) fair value of the liability. Changes in the fair value of this contingent consideration have been recognized through profit or loss in the consolidated statement of profit or loss.

As of December 31, 2022 and 2021, it is highly probable that the Group reaches the projected future sales. The fair value of the contingent consideration determined as of December 31, 2022 and 2021 reflects this assumption and changes in metal prices.

(b)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	17,718	22,100	16,410

Variation of the fair value in profit and loss	(813)	(4,382)	5,690
Ending balance	16,905	17,718	22,100

Significant unobservable valuation inputs are provided below:

	2022	2021

Annual average of future sales of mineral (US$000)	208,912	193,972
Useful life of mining properties	14	14
Pre-tax discount rate (%)	13.2	9.7

The Group has the preferential right of acquisition of the royalty in case Gold Fields decides to sell it.